New World Fund®
Investment portfolio
January 31, 2024
unaudited

Common stocks 85.37% Information technology 14.29%	Shares	Value (000)
Microsoft Corp.	3,951,357	$1,570,981
Taiwan Semiconductor Manufacturing Co., Ltd.	68,855,816	1,379,390
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	166,200	18,774
Broadcom, Inc.	618,051	729,300
ASML Holding NV	648,333	555,652
NVIDIA Corp.	782,994	481,753
Samsung Electronics Co., Ltd.	5,468,903	296,550
Synopsys, Inc.[1]	452,327	241,249
SAP SE	1,177,473	204,915
SK hynix, Inc.	2,037,674	201,875
Capgemini SE	872,155	195,239
ASM International NV	334,829	186,456
Keyence Corp.	394,900	177,143
Wolfspeed, Inc.[1]	3,659,238	119,108
Tokyo Electron, Ltd.	609,300	112,963
Apple, Inc.	589,867	108,771
Accenture PLC, Class A	289,043	105,177
Cognizant Technology Solutions Corp., Class A	1,250,000	96,400
Disco Corp.	347,100	93,231
EPAM Systems, Inc.[1]	279,747	77,800
Tata Consultancy Services, Ltd.	1,595,939	73,291
Infosys, Ltd. (ADR)	2,543,298	50,510
Infosys, Ltd.	1,056,657	21,091
TDK Corp.	1,066,900	53,050
Nokia Corp.	14,580,398	52,694
MediaTek, Inc.	1,701,130	52,350
Intel Corp.	1,126,620	48,535
Applied Materials, Inc.	274,248	45,059
ON Semiconductor Corp.[1]	620,000	44,101
Xiamen Faratronic Co., Ltd., Class A	3,394,230	40,566
E Ink Holdings, Inc.	5,709,000	37,661
Coforge, Ltd.	502,623	37,617
KLA Corp.	52,902	31,426
Trimble, Inc.[1]	616,650	31,363
Micron Technology, Inc.	342,491	29,369
Atlassian Corp., Class A1	112,953	28,212
Globant SA1	117,317	27,665
Hamamatsu Photonics KK	580,900	22,962
NICE, Ltd. (ADR)[1]	78,198	16,273
Kingdee International Software Group Co., Ltd.[1]	13,325,067	12,654
Canva, Inc.[1,2,3]	10,572	11,277
		7,720,453
New World Fund — Page 1 of 18

unaudited
Common stocks (continued) Financials 14.19%	Shares	Value (000)
AIA Group, Ltd.	66,583,755	$517,726
Kotak Mahindra Bank, Ltd.	19,862,166	435,048
NU Holdings, Ltd. / Cayman Islands, Class A1	46,906,296	403,863
Bank Mandiri (Persero) Tbk PT	940,259,811	394,500
Capitec Bank Holdings, Ltd.	3,393,832	362,212
Bank Central Asia Tbk PT	580,566,000	350,891
HDFC Bank, Ltd.	20,006,690	350,199
Banco Bilbao Vizcaya Argentaria, SA	35,317,696	331,039
B3 SA - Brasil, Bolsa, Balcao	112,619,434	297,551
Mastercard, Inc., Class A	534,878	240,283
Axis Bank, Ltd.	18,245,128	234,423
AU Small Finance Bank, Ltd.	28,669,552	219,058
XP, Inc., Class A	8,747,898	215,023
Cholamandalam Investment and Finance Co., Ltd.	14,197,325	201,833
Ping An Insurance (Group) Company of China, Ltd., Class H	47,606,500	200,883
ICICI Bank, Ltd. (ADR)	4,339,430	105,882
ICICI Bank, Ltd.	7,163,851	88,628
Visa, Inc., Class A	705,671	192,832
Eurobank Ergasias Services and Holdings SA1	90,144,474	173,896
Shriram Finance, Ltd.	4,638,779	137,385
Grupo Financiero Banorte, SAB de CV, Series O	12,798,868	130,179
Bank Rakyat Indonesia (Persero) Tbk PT	356,436,300	127,946
Bank of Baroda	42,566,663	126,456
PagSeguro Digital, Ltd., Class A1	9,492,500	122,168
Discovery, Ltd.	15,939,974	117,892
Bank of the Philippine Islands	54,216,875	106,239
National Bank of Greece SA1	13,279,929	100,890
PB Fintech, Ltd.[1]	8,267,689	99,493
Erste Group Bank AG	2,217,783	95,963
Canara Bank	16,580,176	95,862
Bajaj Finserv, Ltd.	4,780,654	93,295
Edenred SA	1,490,498	89,248
Industrial and Commercial Bank of China, Ltd., Class H	163,535,000	79,900
Hong Kong Exchanges and Clearing, Ltd.	2,444,500	74,146
Jio Financial Services, Ltd.[1]	23,953,001	71,554
Alpha Services and Holdings SA1	37,673,000	66,759
Kaspi.kz JSC (ADR)[4]	649,100	59,360
BDO Unibank, Inc.	19,894,970	51,073
Brookfield Corp., Class A	1,218,800	48,362
Moody’s Corp.	118,550	46,476
Max Financial Services, Ltd.[1]	4,346,000	46,333
DBS Group Holdings, Ltd.	1,839,256	43,550
Aon PLC, Class A	144,200	43,034
S&P Global, Inc.	91,138	40,862
East Money Information Co., Ltd., Class A	20,040,579	34,757
BNP Paribas SA	475,235	31,955
Akbank TAS	19,675,388	25,595
China Merchants Bank Co., Ltd., Class H	6,141,000	22,380
Bank of Ningbo Co., Ltd., Class A	7,434,120	22,306
China Construction Bank Corp., Class H	30,590,500	18,132
Prudential PLC	1,741,000	17,939
Société Générale	598,543	15,372
TISCO Financial Group PCL, foreign registered shares	4,969,000	13,797
Nedbank Group, Ltd.	959,257	11,149
Postal Savings Bank of China Co., Ltd., Class H	19,594,000	9,354
New World Fund — Page 2 of 18

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
China Pacific Insurance (Group) Co., Ltd., Class H	4,440,800	$8,133
Banco BTG Pactual SA, units	845,307	6,146
Sberbank of Russia PJSC[2]	38,486,552	— [5]
Moscow Exchange MICEX-RTS PJSC[2]	5,963,587	— [5]
		7,667,210
Industrials 11.64%
Airbus SE, non-registered shares	4,892,771	781,343
Safran SA	2,368,367	443,500
Larsen & Toubro, Ltd.	9,370,237	391,180
International Container Terminal Services, Inc.	67,877,350	293,491
Shenzhen Inovance Technology Co., Ltd., Class A	34,350,334	267,160
Copa Holdings, SA, Class A	2,776,000	266,663
DSV A/S	1,371,174	245,176
IMCD NV	1,522,199	231,697
Rumo SA	44,504,090	207,142
General Electric Co.	1,546,672	204,810
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	10,548,348	164,218
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	158,266	24,672
Carrier Global Corp.	3,276,549	179,260
Caterpillar, Inc.	576,500	173,129
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	50,826,408	148,426
BAE Systems PLC	9,902,076	147,510
Grab Holdings, Ltd., Class A1	47,241,424	145,031
TransDigm Group, Inc.	132,060	144,299
InPost SA1	9,189,487	138,497
Daikin Industries, Ltd.	824,500	132,527
Techtronic Industries Co., Ltd.	11,378,000	121,552
Contemporary Amperex Technology Co., Ltd., Class A	4,686,775	98,439
Siemens AG	539,722	97,257
CCR SA, ordinary nominative shares	35,448,218	93,872
SMC Corp.	156,600	87,148
Boeing Co.[1]	404,081	85,277
Mitsui & Co., Ltd.	1,985,200	80,420
Bharat Electronics, Ltd.	33,748,852	75,451
Thales SA	508,008	74,306
Jiangsu Hengli Hydraulic Co., Ltd., Class A	10,225,339	69,396
Ayala Corp.	5,402,410	65,196
Schneider Electric SE	322,975	63,654
Astra International Tbk PT	196,343,276	63,433
Wizz Air Holdings PLC[1]	2,499,388	62,610
Airports of Thailand PCL, foreign registered shares	37,142,700	62,020
Interpump Group SpA	1,036,956	51,164
ZTO Express (Cayman), Inc., Class A (ADR)	2,637,175	43,144
Bureau Veritas SA	1,469,400	38,947
Leonardo SpA	1,892,473	33,006
Ingersoll-Rand, Inc.	387,095	30,913
Centre Testing International Group Co., Ltd.	15,934,920	26,126
MISUMI Group, Inc.	1,467,089	25,294
GT Capital Holdings, Inc.	1,919,580	22,726
Epiroc AB, Class B	1,249,425	19,454
Hitachi, Ltd.	241,956	19,006
Legrand SA	142,852	13,891
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	4,530,452	12,485
Veralto Corp.	97,750	7,496
New World Fund — Page 3 of 18

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Haitian International Holdings, Ltd.	3,351,000	$7,399
TELUS International (Cda), Inc., subordinate voting shares[1]	505,954	4,356
		6,285,169
Health care 10.69%
Novo Nordisk AS, Class B	11,079,582	1,265,402
Eli Lilly and Co.	991,176	639,913
Max Healthcare Institute, Ltd.[6]	56,731,351	530,785
AstraZeneca PLC	3,583,924	476,997
Thermo Fisher Scientific, Inc.	828,515	446,553
Abbott Laboratories	2,787,935	315,455
EssilorLuxottica SA	1,035,633	203,613
BeiGene, Ltd. (ADR)[1]	1,106,050	163,950
BeiGene, Ltd.[1]	693,600	7,899
Laurus Labs, Ltd.[6]	35,030,409	159,967
Danaher Corp.	626,183	150,228
Rede D’Or Sao Luiz SA	27,259,356	149,381
Innovent Biologics, Inc.[1]	33,071,791	131,753
Jiangsu Hengrui Medicine Co., Ltd., Class A	24,721,706	129,090
Hypera SA, ordinary nominative shares	16,646,484	106,611
Revvity, Inc.	800,621	85,811
Zoetis, Inc., Class A	435,733	81,835
WuXi AppTec Co., Ltd., Class H4	7,563,783	52,239
WuXi AppTec Co., Ltd., Class A	2,907,577	21,865
Legend Biotech Corp. (ADR)[1]	1,284,073	70,701
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,726,481	64,597
Straumann Holding AG	392,136	60,119
Siemens Healthineers AG	1,055,000	59,126
Zai Lab, Ltd. (ADR)[1,4]	2,659,797	57,372
WuXi Biologics (Cayman), Inc.[1]	19,166,315	50,575
OdontoPrev SA	17,796,272	43,392
Align Technology, Inc.[1]	142,706	38,148
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	2,979,500	36,052
Shionogi & Co., Ltd.	712,600	34,274
Mettler-Toledo International, Inc.[1]	26,154	31,311
Alcon, Inc.	385,670	28,924
Asahi Intecc Co., Ltd.	1,330,200	25,276
Medtronic PLC	268,000	23,461
Pfizer, Inc.	683,400	18,506
Angelalign Technology, Inc.[4]	1,530,000	10,347
Shandong Pharmaceutical Glass Co., Ltd., Class A	862,513	2,833
CanSino Biologics, Inc., Class H1,4	832,000	1,728
		5,776,089
Consumer discretionary 9.73%
MercadoLibre, Inc.[1]	517,513	885,884
LVMH Moët Hennessy-Louis Vuitton SE	750,236	623,972
Midea Group Co., Ltd., Class A	50,003,069	405,820
Trip.com Group, Ltd. (ADR)[1]	7,521,447	274,984
Eicher Motors, Ltd.	5,290,346	243,950
Galaxy Entertainment Group, Ltd.	43,821,000	227,544
Alibaba Group Holding, Ltd. (ADR)	1,669,602	120,495
Alibaba Group Holding, Ltd.	11,077,100	99,433
Jumbo SA	6,149,197	172,739
Titan Co., Ltd.	3,676,360	163,150
New World Fund — Page 4 of 18

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Compagnie Financière Richemont SA, Class A	1,073,132	$160,219
Evolution AB	1,277,047	149,452
adidas AG	631,789	120,218
Marriott International, Inc., Class A	490,214	117,519
Shenzhou International Group Holdings, Ltd.	11,698,200	104,352
Airbnb, Inc., Class A1	667,073	96,152
BYD Co., Ltd., Class H	2,144,500	47,798
BYD Co., Ltd., Class A	1,412,100	33,668
NIKE, Inc., Class B	759,358	77,098
Hermès International	36,523	77,096
Ferrari NV (EUR denominated)	212,236	73,835
Kering SA	175,139	72,247
Amadeus IT Group SA, Class A, non-registered shares	946,180	66,141
YUM! Brands, Inc.	475,312	61,548
Naspers, Ltd., Class N	355,489	59,439
Tesla, Inc.[1]	316,469	59,271
Industria de Diseño Textil, SA	1,145,456	48,962
H World Group, Ltd. (ADR)	1,499,156	47,628
InterContinental Hotels Group PLC	474,803	45,025
China Tourism Group Duty Free Corp., Ltd., Class H4	5,152,440	45,006
Maruti Suzuki India, Ltd.	363,485	44,455
Zhongsheng Group Holdings, Ltd.	25,212,750	42,367
Li Ning Co., Ltd.	19,041,500	40,332
TVS Motor Co., Ltd.	1,659,017	39,828
Foschini Group, Ltd. (The)	6,312,097	38,367
Tube Investments of India, Ltd.	702,883	32,958
Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,994,697	31,199
Sands China, Ltd.[1]	10,982,200	28,800
Booking Holdings, Inc.[1]	6,660	23,360
Shangri-La Asia, Ltd.[1]	32,362,000	19,952
Aptiv PLC[1]	243,103	19,772
IDP Education, Ltd.[4]	1,533,707	19,620
Magazine Luiza SA1	42,655,675	18,080
Renault SA	462,500	17,342
Alsea, SAB de CV, Class A1	4,260,405	16,649
Inchcape PLC	1,815,116	15,684
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,060,692	10,126
Cyrela Brazil Realty SA, ordinary nominative shares	1,554,724	7,017
Woolworths Holdings, Ltd.	1,396,881	5,188
Americanas SA, ordinary nominative shares[1]	11,909,434	1,971
Meituan, Class B1	74,990	602
		5,254,314
Communication services 6.75%
Meta Platforms, Inc., Class A	1,716,135	669,533
Bharti Airtel, Ltd.	40,605,293	571,999
Bharti Airtel, Ltd., interim shares	1,085,032	10,052
Alphabet, Inc., Class C1	2,490,615	353,169
Alphabet, Inc., Class A1	1,569,770	219,925
Tencent Holdings, Ltd.	13,849,840	481,698
MTN Group, Ltd.	57,033,375	290,383
NetEase, Inc.	9,201,200	179,627
NetEase, Inc. (ADR)[4]	402,647	39,315
Telkom Indonesia (Persero) Tbk PT, Class B	686,361,300	172,247
América Móvil, SAB de CV, Class B (ADR)	9,093,308	164,134
New World Fund — Page 5 of 18

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Telefónica, SA, non-registered shares	30,129,668	$123,074
Netflix, Inc.[1]	201,994	113,947
Vodafone Group PLC	67,462,979	57,626
Singapore Telecommunications, Ltd.	31,724,000	56,439
TIM SA	15,905,480	55,668
Informa PLC	3,801,501	37,444
JCDecaux SE1	1,239,700	25,706
Yandex NV, Class A1	909,941	16,224
Saudi Telecom Co., non-registered shares	702,602	7,635
		3,645,845
Consumer staples 6.56%
Kweichow Moutai Co., Ltd., Class A	2,044,958	454,653
ITC, Ltd.	60,617,650	322,106
Nestlé SA	2,359,006	268,971
Varun Beverages, Ltd.	14,988,215	231,029
Arca Continental, SAB de CV	18,748,243	213,021
Monster Beverage Corp.[1]	3,016,664	165,977
JBS SA	34,386,571	162,618
Ajinomoto Co., Inc.	3,820,700	156,860
Constellation Brands, Inc., Class A	555,668	136,183
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	57,079,083	130,133
Bunge Global SA	1,466,000	129,140
Kao Corp.	2,560,460	101,751
Anheuser-Busch InBev SA/NV	1,492,971	92,382
Carlsberg A/S, Class B	717,838	92,327
Pernod Ricard SA	500,893	82,438
Avenue Supermarts, Ltd.[1]	1,765,951	80,532
DINO POLSKA SA, non-registered shares[1,4]	684,000	73,859
British American Tobacco PLC	2,450,114	72,350
Uni-Charm Corp.	1,754,200	60,564
KT&G Corp.	892,099	60,438
Foshan Haitian Flavouring and Food Co., Ltd., Class A	11,084,459	52,208
Raia Drogasil SA, ordinary nominative shares	9,810,000	50,095
Budweiser Brewing Co., APAC, Ltd.[4]	28,859,000	45,095
L’Oréal SA, non-registered shares	93,065	44,627
Philip Morris International, Inc.	488,890	44,416
Mondelez International, Inc., Class A	489,027	36,809
Dabur India, Ltd.	5,306,400	34,449
Danone SA	511,049	34,081
United Spirits, Ltd.	2,241,000	29,388
WH Group, Ltd.	41,215,500	24,249
Proya Cosmetics Co., Ltd., Class A	1,477,352	16,970
Wuliangye Yibin Co., Ltd., Class A	787,086	13,790
Diageo PLC	378,632	13,618
Reckitt Benckiser Group PLC	188,372	13,603
Clicks Group, Ltd.[4]	273,230	4,396
		3,545,126
Materials 5.97%
Vale SA, ordinary nominative shares	18,204,262	248,975
Vale SA (ADR), ordinary nominative shares	14,354,649	196,515
Freeport-McMoRan, Inc.	9,103,780	361,329
Linde PLC	693,040	280,563
First Quantum Minerals, Ltd.	27,606,970	250,515
New World Fund — Page 6 of 18

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sika AG	698,898	$192,910
Shin-Etsu Chemical Co., Ltd.	4,844,800	190,915
Asian Paints, Ltd.	3,767,898	133,820
Albemarle Corp.	1,064,809	122,176
Glencore PLC	22,793,657	121,285
Barrick Gold Corp.[4]	7,302,776	113,923
Amcor PLC (CDI)[4]	11,520,534	109,696
Gerdau SA (ADR)	24,340,739	102,961
Jindal Steel & Power, Ltd.	11,133,104	100,918
Givaudan SA	21,422	89,122
LANXESS AG	2,333,102	62,914
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	7,335,052	60,734
Wacker Chemie AG	493,000	54,050
Nutrien, Ltd. (CAD denominated)	1,054,733	52,594
Arkema SA	465,108	50,525
Loma Negra Compania Industrial Argentina SA (ADR)[6]	6,442,242	45,676
Grupo México, SAB de CV, Series B	8,725,300	45,022
Fresnillo PLC	5,578,341	37,429
Shandong Sinocera Functional Material Co., Ltd., Class A	13,621,850	33,690
Akzo Nobel NV	392,741	30,059
Wheaton Precious Metals Corp.[4]	604,096	28,314
DSM-Firmenich AG	249,156	26,262
BASF SE	534,774	25,694
APL Apollo Tubes, Ltd.	929,821	16,821
OCI NV	564,000	16,115
Guangzhou Tinci Materials Technology Co., Ltd., Class A	4,044,923	10,491
Antofagasta PLC	274,013	5,960
Polymetal International PLC[1]	1,096,500	4,189
Alrosa PJSC[2]	15,128,747	— [5]
		3,222,162
Energy 2.60%
TotalEnergies SE	5,477,198	356,719
Reliance Industries, Ltd.	9,719,915	332,944
New Fortress Energy, Inc., Class A4	4,586,254	152,401
Exxon Mobil Corp.	1,161,962	119,461
Saudi Arabian Oil Co.	11,314,546	92,363
Cheniere Energy, Inc.	501,000	82,159
Schlumberger NV	1,527,400	74,384
Chevron Corp.	369,795	54,519
Baker Hughes Co., Class A	1,616,379	46,067
Borr Drilling, Ltd. (NOK denominated)[1]	2,650,522	16,396
Borr Drilling, Ltd.[1]	2,575,779	15,841
Shell PLC (GBP denominated)	1,007,159	31,269
Woodside Energy Group, Ltd.	820,243	17,192
INPEX Corp.	711,500	9,705
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	344,754	5,885
Gazprom PJSC[1,2]	13,623,686	— [5]
Rosneft Oil Co. PJSC[2]	8,335,580	— [5]
		1,407,305
Real estate 1.69%
Macrotech Developers, Ltd.	35,154,987	451,176
Fibra Uno Administración REIT, SA de CV	62,972,176	107,054
China Resources Mixc Lifestyle Services, Ltd.	29,153,200	83,388
New World Fund — Page 7 of 18

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
KE Holdings, Inc., Class A (ADR)	5,753,581	$81,528
CK Asset Holdings, Ltd.	15,623,500	69,917
ALLOS SA, ordinary nominative shares	12,242,927	60,666
American Tower Corp. REIT	175,697	34,375
Longfor Group Holdings, Ltd.	18,631,936	20,545
Ayala Land, Inc.	3,349,200	2,027
		910,676
Utilities 1.26%
ENN Energy Holdings, Ltd.	28,134,995	207,973
Equatorial Energia SA, ordinary nominative shares	27,521,713	196,814
AES Corp.	9,797,919	163,429
Power Grid Corporation of India, Ltd.	27,973,186	87,028
Engie SA	1,487,329	23,743
China Gas Holdings, Ltd.	992,600	905
		679,892
Total common stocks (cost: $33,780,400,000)		46,114,241
Preferred securities 0.67% Financials 0.32%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	10,298,104	67,967
Itaú Unibanco Holding SA, preferred nominative shares	4,994,844	33,048
Banco Bradesco SA, preferred nominative shares	23,981,076	74,300
		175,315
Real estate 0.16%
QuintoAndar, Ltd., Series E, preference shares[1,2,3]	433,164	67,522
QuintoAndar, Ltd., Series E-1, preference shares[1,2,3]	113,966	17,765
		85,287
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	657,527	56,112
Getir BV, Series D, preferred shares[1,2,3]	103,205	6,213
		62,325
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares	797,638	34,725
Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	925	987
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	38	41
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	3	3
Canva, Inc., Series A-5, noncumulative preferred shares[1,2,3]	2	2
		35,758
Industrials 0.00%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	2,292,541	1,309
Total preferred securities (cost: $389,325,000)		359,994
Rights & warrants 0.05% Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,7]	1,934,670	15,702
New World Fund — Page 8 of 18

unaudited
Rights & warrants (continued) Industrials 0.02%	Shares	Value (000)
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[1,7]	6,638,000	$10,883
Total rights & warrants (cost: $32,250,000)		26,585
Convertible bonds & notes 0.01% Energy 0.01%	Principal amount (000)
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	USD4,000	3,929
Total convertible bonds & notes (cost: $3,924,000)		3,929
Bonds, notes & other debt instruments 3.84% Bonds & notes of governments & government agencies outside the U.S. 3.43%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[7]	7,900	7,174
Angola (Republic of) 8.00% 11/26/2029[7]	13,202	11,509
Angola (Republic of) 8.75% 4/14/2032[7]	6,950	5,988
Argentine Republic 1.00% 7/9/2029	3,656	1,491
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[8]	32,148	10,792
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[8]	10,333	3,998
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[8]	35,816	12,011
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL87,400	17,607
Brazil (Federative Republic of) 10.00% 1/1/2027	147,000	29,719
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	451,680	92,731
Brazil (Federative Republic of) 10.00% 1/1/2029	148,700	29,732
Brazil (Federative Republic of) 10.00% 1/1/2031	221,400	43,654
Brazil (Federative Republic of) 10.00% 1/1/2033	221,900	43,455
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	25,233	5,312
Chile (Republic of) 6.00% 4/1/2033	CLP17,935,000	20,230
Chile (Republic of) 5.30% 11/1/2037	7,520,000	7,958
Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,967
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY456,940	65,756
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	180,000	25,904
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	67,825
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	162,200	24,525
Colombia (Republic of) 3.00% 1/30/2030	USD511	426
Colombia (Republic of) 3.25% 4/22/2032	11,800	9,275
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,766
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,310
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,934
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP45,000,000	10,246
Colombia (Republic of), Series B, 13.25% 2/9/2033	96,648,900	30,205
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	130,200	11,213
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	1,718
Czech Republic 1.25% 2/14/2025	CZK500,000	21,056
Czech Republic 1.95% 7/30/2037	300,160	10,413
Dominican Republic 8.625% 4/20/2027[7]	USD4,950	5,194
Dominican Republic 6.00% 7/19/2028[7]	4,360	4,396
Dominican Republic 11.375% 7/6/2029	DOP195,700	3,508
Dominican Republic 4.50% 1/30/2030[7]	USD2,307	2,107
Dominican Republic 13.625% 2/3/2033	DOP126,550	2,614
Dominican Republic 6.00% 2/22/2033[7]	USD3,295	3,194
Dominican Republic 11.25% 9/15/2035	DOP146,650	2,690
Dominican Republic 5.875% 1/30/2060	USD18,230	15,529
Dominican Republic 5.875% 1/30/2060[7]	10,273	8,751
New World Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	$1,118
Egypt (Arab Republic of) 5.875% 2/16/2031[7]	USD2,350	1,539
Egypt (Arab Republic of) 7.625% 5/29/2032[7]	7,060	4,811
Egypt (Arab Republic of) 7.625% 5/29/2032	2,000	1,363
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	3,078
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	1,714
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	4,532
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	7,510	4,555
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[10]	6,800	4,668
Gabonese Republic 7.00% 11/24/2031	7,500	6,155
Georgia (Republic of) 2.75% 4/22/2026[7]	4,995	4,674
Ghana (Republic of) 7.75% 4/7/2029[7,10]	15,000	6,709
Ghana (Republic of) 8.125% 3/26/2032[10]	16,010	7,126
Honduras (Republic of) 6.25% 1/19/2027	14,463	13,873
Honduras (Republic of) 5.625% 6/24/2030	6,669	5,877
Honduras (Republic of) 5.625% 6/24/2030[7]	5,600	4,935
Hungary (Republic of) 6.25% 9/22/2032[7]	6,200	6,486
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF8,000,000	23,366
India (Republic of) 6.54% 1/17/2032	INR1,280,000	14,863
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,813
Indonesia (Republic of) 7.125% 6/15/2038	IDR500,000,000	32,778
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	803,649,000	50,920
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	200,000,000	12,976
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	418,880,000	27,309
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR1,198,000	14,467
International Bank for Reconstruction and Development 6.05% 2/9/2029	153,500	1,784
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,354
Kenya (Republic of) 6.875% 6/24/2024[7]	USD5,175	5,041
Kenya (Republic of) 8.25% 2/28/2048[7]	14,520	11,682
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR49,000	10,480
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	32,000	6,848
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	66,000	13,920
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	126,039	29,316
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	6,865
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	3,602
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	77,400	16,048
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	3,829
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD14,500	14,879
Mongolia (State of) 3.50% 7/7/2027	728	649
Mongolia (State of) 8.65% 1/19/2028[7]	4,951	5,206
Mongolia (State of) 4.45% 7/7/2031	400	338
Morocco (Kingdom of) 5.95% 3/8/2028[7]	4,231	4,323
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,512
Nigeria (Republic of) 7.875% 2/16/2032	13,200	11,485
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,274
Oman (Sultanate of) 6.25% 1/25/2031[7]	4,189	4,343
Panama (Republic of) 3.75% 4/17/2026	4,590	4,350
Panama (Republic of) 6.875% 1/31/2036	8,200	7,939
Panama (Republic of) 4.50% 4/16/2050	4,525	3,001
Panama (Republic of) 4.30% 4/29/2053	6,400	4,096
Panama (Republic of) 6.853% 3/28/2054	9,000	8,078
Panama (Republic of) 4.50% 1/19/2063	2,430	1,526
Paraguay (Republic of) 4.70% 3/27/2027	5,500	5,428
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,298
Peru (Republic of) 3.00% 1/15/2034	5,715	4,784
New World Fund — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 6.55% 3/14/2037	USD10,417	$11,503
Peru (Republic of) 5.625% 11/18/2050	1,240	1,256
Peru (Republic of) 3.55% 3/10/2051	4,900	3,601
Peru (Republic of) 2.78% 12/1/2060	10,795	6,439
PETRONAS Capital, Ltd. 3.50% 4/21/2030[7]	3,400	3,159
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	3,400	3,023
Philippines (Republic of) 3.95% 1/20/2040	11,700	10,240
Poland (Republic of) 4.875% 10/4/2033	8,680	8,682
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN169,700	40,090
Qatar (State of) 4.50% 4/23/2028[7]	USD21,300	21,448
Qatar (State of) 3.75% 4/16/2030[7]	6,200	6,000
Romania 2.00% 1/28/2032	EUR18,275	15,689
Romania 2.00% 4/14/2033	7,080	5,835
Romania 6.375% 1/30/2034[7]	USD7,448	7,621
Romania 5.125% 6/15/2048[7]	9,300	8,022
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]	9,400	9,429
Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	13,107
South Africa (Republic of) 5.875% 6/22/2030	USD7,700	7,266
South Africa (Republic of) 5.875% 4/20/2032	8,700	8,004
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR881,900	39,551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	1,557,310	70,144
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	397,400	16,533
Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[10]	USD3,380	1,800
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[10]	5,360	2,769
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[7,10]	7,500	3,833
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[10]	4,740	2,422
Thailand (Kingdom of) 2.875% 12/17/2028	THB238,300	6,856
Thailand (Kingdom of) 3.45% 6/17/2043	286,200	8,491
Tunisia (Republic of) 5.625% 2/17/2024	EUR16,655	17,820
Tunisia (Republic of) 5.75% 1/30/2025	USD8,645	7,391
Turkey (Republic of) 12.60% 10/1/2025	TRY659,300	15,070
Turkey (Republic of) 17.30% 7/19/2028	660,400	16,899
Turkey (Republic of) 5.875% 6/26/2031	USD12,630	11,378
Turkey (Republic of) 17.80% 7/13/2033	TRY227,700	5,598
Ukraine 8.994% 2/1/2026[10]	USD5,771	1,687
Ukraine 7.75% 9/1/2029[10]	28,014	7,104
Ukraine 9.75% 11/1/2030[10]	6,200	1,669
Ukraine 7.375% 9/25/2034[10]	29,200	6,755
United Mexican States 4.75% 3/8/2044	13,300	11,256
United Mexican States 3.75% 4/19/2071	10,285	6,648
United Mexican States, Series M, 7.50% 6/3/2027	MXN292,750	16,116
United Mexican States, Series M20, 8.50% 5/31/2029	650,000	36,836
United Mexican States, Series M, 7.75% 5/29/2031	1,743,000	93,710
United Mexican States, Series M, 7.50% 5/26/2033	980,300	50,961
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	20,146
United Mexican States, Series M, 8.00% 7/31/2053	150,000	7,526
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD870	104
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	14,640	1,885
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	12,912	1,549
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	12,757	1,880
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	2,827	418
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	3,175	538
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	1,448	222
		1,854,845
New World Fund — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 0.41% Materials 0.07%	Principal amount (000)	Value (000)
Braskem Idesa SAPI 7.45% 11/15/2029	USD8,100	$5,710
Braskem Idesa SAPI 7.45% 11/15/2029[7]	3,564	2,512
Braskem Idesa SAPI 6.99% 2/20/2032[7]	4,000	2,612
Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	6,038	5,759
CSN Resources SA 8.875% 12/5/2030[7]	6,200	6,364
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[7]	7,555	6,910
Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	7,901
		37,768
Utilities 0.07%
Aegea Finance SARL 9.00% 1/20/2031[7]	5,210	5,483
AES Panama Generation Holdings SRL 4.375% 5/31/2030[7]	3,423	2,927
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	2,062	1,779
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	384
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[7]	3,679	3,005
State Grid Europe Development (2014) PLC 3.125% 4/7/2025	22,995	22,508
		36,086
Financials 0.07%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	7,517	6,691
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	5,200	5,431
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,357
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	8,300	7,605
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	9,000	9,744
		35,828
Energy 0.05%
Oleoducto Central SA 4.00% 7/14/2027[7]	3,450	3,196
Petrobras Global Finance BV 6.85% 6/5/2115	4,340	4,032
Petroleos Mexicanos 6.875% 8/4/2026	8,024	7,831
Petroleos Mexicanos 6.49% 1/23/2027	6,488	6,103
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,855
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	8,300	5,836
		28,853
Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	4,974
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,133
Arcos Dorados BV 6.125% 5/27/2029	5,235	5,186
MercadoLibre, Inc. 3.125% 1/14/2031	8,275	6,963
Sands China, Ltd. 4.625% 6/18/2030	2,675	2,443
		24,699
Communication services 0.04%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN129,800	7,353
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD4,446	3,009
PLDT, Inc. 2.50% 1/23/2031	2,590	2,183
Tencent Holdings, Ltd. 3.975% 4/11/2029	6,300	6,013
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	7,100	4,787
		23,345
New World Fund — Page 12 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.03%	Principal amount (000)	Value (000)
MARB BondCo PLC 3.95% 1/29/2031[7]	USD7,700	$6,166
MARB BondCo PLC 3.95% 1/29/2031	4,300	3,444
NBM US Holdings, Inc. 6.625% 8/6/2029[3]	6,150	6,002
		15,612
Industrials 0.02%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[7]	4,520	3,702
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[7]	1,325	1,311
Mexico City Airport Trust 4.25% 10/31/2026	6,200	5,963
		10,976
Health care 0.01%
Rede D’Or Finance SARL 4.95% 1/17/2028	702	666
Rede D’Or Finance SARL 4.50% 1/22/2030	6,323	5,598
		6,264
Total corporate bonds, notes & loans		219,431
Total bonds, notes & other debt instruments (cost: $2,190,840,000)		2,074,276
Short-term securities 10.21% Money market investments 10.16%	Shares
Capital Group Central Cash Fund 5.44%[6,11]	54,900,168	5,490,017
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.44%[6,11,12]	107,262	10,726
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[11,12]	2,300,000	2,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.22%[11,12]	2,300,000	2,300
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[11,12]	2,300,000	2,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[11,12]	2,300,000	2,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[11,12]	2,300,000	2,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[11,12]	2,300,000	2,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[11,12]	1,415,463	1,415
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.28%[11,12]	700,000	700
		26,641
Total short-term securities (cost: $5,516,618,000)		5,516,658
Total investment securities 100.15% (cost: $41,913,357,000)		54,095,683
Other assets less liabilities (0.15)%		(82,774)
Net assets 100.00%		$54,012,909
New World Fund — Page 13 of 18

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	751	4/3/2024	USD154,448	$1,382
10 Year Euro-Bund Futures	Short	157	3/11/2024	(23,050)	(456)
30 Year Ultra U.S. Treasury Bond Futures	Long	72	3/28/2024	9,304	(135)
					$791
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	50,307	EUR	45,920	Morgan Stanley	2/8/2024	$665
CZK	325,600	USD	14,309	Morgan Stanley	2/22/2024	(147)
HUF	7,800,000	USD	22,268	HSBC Bank	2/22/2024	(357)
USD	73,208	MYR	344,239	Standard Chartered Bank	2/23/2024	177
USD	15,539	CNH	111,790	Citibank	2/26/2024	(35)
TRY	489,000	USD	15,586	Barclays Bank PLC	3/7/2024	(19)
CZK	292,740	USD	12,947	Barclays Bank PLC	6/10/2024	(226)
						$58
Investments in affiliates6

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.36%
Health care 1.28%
Max Healthcare Institute, Ltd.	$441,843	$7,130	$75,130	$38,804	$118,138	$530,785	$—
Laurus Labs, Ltd.	141,536	11,392	—	—	7,039	159,967	156
						690,752
Materials 0.08%
Loma Negra Compania Industrial Argentina SA (ADR)	36,721	—	—	—	8,955	45,676	—
Total common stocks						736,428
Short-term securities 10.18%
Money market investments 10.16%
Capital Group Central Cash Fund 5.44%[11]	2,598,930	4,064,341	1,173,229	15	(40)	5,490,017	34,512
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.44%[11,12]	43,724		32,998 [13]			10,726	— [14]
Total short-term securities						5,500,743
Total 11.54%				$38,819	$134,092	$6,237,171	$34,668
New World Fund — Page 14 of 18

unaudited
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$69,742	$67,522	.13%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	23,284	17,765.03
Canva, Inc.[1,2]	8/26/2021-11/4/2021	18,022	11,277.02
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	1,577	987	.00 [15]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	65	41	.00 [15]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	5	3	.00 [15]
Canva, Inc., Series A-5, noncumulative preferred shares[1,2]	11/4/2021	3	2	.00 [15]
Getir BV, Series D, preferred shares[1,2]	5/27/2021	46,500	6,213.01
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,952	6,002.01
Total		$165,150	$109,812	.20%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $109,812,000, which represented .20% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $71,755,000, which represented .13% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $277,122,000, which represented .51% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 1/31/2024.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
[15]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $454,190,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $173,449,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New World Fund — Page 16 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,901,826	$3,807,350	$11,277	$7,720,453
Financials	1,952,021	5,715,189	— *	7,667,210
Industrials	1,774,282	4,510,887	—	6,285,169
Health care	2,458,680	3,317,409	—	5,776,089
Consumer discretionary	1,858,627	3,395,687	—	5,254,314
Communication services	1,615,691	2,030,154	—	3,645,845
Consumer staples	1,068,392	2,476,734	—	3,545,126
Materials	1,913,486	1,308,676	— *	3,222,162
Energy	550,717	856,588	— *	1,407,305
Real estate	283,623	627,053	—	910,676
Utilities	360,243	319,649	—	679,892
Preferred securities	176,624	90,837	92,533	359,994
Rights & warrants	—	26,585	—	26,585
Convertible bonds & notes	—	3,929	—	3,929
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,854,845	—	1,854,845
Corporate bonds, notes & loans	—	219,431	—	219,431
Short-term securities	5,516,658	—	—	5,516,658
Total	$23,430,870	$30,561,003	$103,810	$54,095,683

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,382	$—	$—	$1,382
Unrealized appreciation on open forward currency contracts	—	842	—	842
Liabilities:
Unrealized depreciation on futures contracts	(591)	—	—	(591)
Unrealized depreciation on open forward currency contracts	—	(784)	—	(784)
Total	$791	$58	$—	$849
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 17 of 18

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EUR = Euros
GBP = British pounds
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-036-0324O-S96464
New World Fund — Page 18 of 18